CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 26,010	$ 5,913	$ 19,911
Adjustments to reconcile net earnings attributable to controlling interest to net cash from operating activities:
Depreciation	30,461	30,804	30,429
Amortization of intangibles	2,918	5,183	6,919
Expense associated with share-based compensation arrangements	1,270	1,361	2,418
Excess tax benefits from share-based compensation arrangements	(75)	(36)	(430)
Expense associated with stock grant plans	97	167	214
Loss reserve on notes receivable	2,131	0	0
Deferred income taxes (credit)	2,526	(1,939)	(2,708)
Equity in earnings of investee	(79)	58	(70)
Net (gain) loss on sale or impairment of property, plant and equipment	(6,890)	2,490	1,239
Changes in:
Accounts receivable	(32,274)	(6,784)	(18,498)
Inventories	(45,529)	(4,496)	(24,946)
Accounts payable	16,281	(9,964)	9,646
Accrued liabilities and other	(2,568)	(11,242)	5,143
NET CASH FROM OPERATING ACTIVITIES	(5,721)	11,515	29,267
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(30,344)	(32,932)	(26,950)
Proceeds from sale of property, plant and equipment	18,240	1,814	835
Acquisitions, net of cash received	(16,974)	0	(6,529)
Purchase of patents & product technology	(95)	(175)	(4,589)
Advances on notes receivable	(1,183)	(2,468)	(5,780)
Collections on notes receivable	2,839	472	227
Cash restricted as to use	(6,178)	10	175
Other, net	(528)	289	13
NET CASH FROM INVESTING ACTIVITIES	(34,223)	(32,990)	(42,598)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net borrowings (repayments) under revolving credit facilities	11,090	(2,109)	2,109
Repayment of long-term debt	(42,774)	(745)	(744)
Borrowings of long-term debt	75,000	0	0
Debt issuance costs	(266)	(946)	0
Proceeds from issuance of common stock	2,061	2,971	2,333
Purchase of additional noncontrolling interest	0	(402)	(1,227)
Distributions to noncontrolling interest	(871)	(1,413)	(1,244)
Capital contribution from noncontrolling interest	281	80	450
Dividends paid to shareholders	(7,905)	(7,818)	(7,727)
Repurchase of common stock	0	0	(4,999)
Excess tax benefits from share-based compensation arrangements	75	36	430
Other, net	4	32	8
NET CASH FROM FINANCING ACTIVITIES	36,695	(10,314)	(10,611)
Effect of exchange rate changes on cash	244	(259)	70
NET CHANGE IN CASH AND CASH EQUIVALENTS	3,005	(32,048)	23,872
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	10,652	42,700	66,572
CASH AND CASH EQUIVALENTS, END OF PERIOD	7,647	10,652	42,700
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Interest paid	3,982	3,654	3,554
Income taxes paid	16,751	6,163	(1,698)
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 1,310	$ 246	$ 306